Convertible Preferred Stock Balances (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Scenario, Previously Reported	Dec. 31, 2011 Scenario, Previously Reported	Dec. 31, 2012 Series A-1 Preferred	Dec. 31, 2011 Series A-1 Preferred	Dec. 31, 2012 Series B-1 Preferred	Dec. 31, 2011 Series B-1 Preferred	Dec. 31, 2004 Series B-1 Preferred	Dec. 31, 2003 Series B-1 Preferred	Dec. 31, 2012 Series C-1 Preferred	Dec. 31, 2011 Series C-1 Preferred	Aug. 31, 2006 Series C-1 Preferred	Dec. 31, 2012 Series D-1 Preferred	Dec. 31, 2011 Series D-1 Preferred	Apr. 30, 2007 Series D-1 Preferred	Dec. 31, 2012 Series E Preferred	Dec. 31, 2011 Series E Preferred	Dec. 31, 2012 Series E- Three Convertible Preferred Stock	Dec. 31, 2011 Series E- Three Convertible Preferred Stock
Class of Stock [Line Items]
Shares Authorized		55,258,608	55,258,608	731,711	731,711	12,734	12,734	373,223	373,223			75,472	75,472		136,948	136,948		40,252	40,252	93,082	93,082
Shares Issued	0	661,059	661,059			12,734	12,734	373,223	373,223	188,894	136,520	27,345	27,345	27,345	136,949	136,949	137,592	39,265	39,265	71,543	71,543
Shares Outstanding	0	661,059	661,059			12,734	12,734	373,223	373,223			27,345	27,345		136,949	136,949		39,265	39,265	71,543	71,543
Aggregate Liquidation Preference		$ 256,750	$ 244,107			$ 5,187	$ 4,949	$ 146,549	$ 139,575			$ 15,122	$ 14,320		$ 46,520	$ 43,961		$ 19,820	$ 19,086	$ 23,552	$ 22,216
Carrying Value		$ 318,697	$ 306,053			$ 75,454	$ 75,216	$ 145,408	$ 138,434			$ 15,074	$ 14,272		$ 43,271	$ 40,712		$ 10,674	$ 9,940	$ 28,816	$ 27,479